Restatement of Prior Period Financial Statements	12 Months Ended
May 03, 2014
Restatement of Prior Period Financial Statements
22.	Restatement of Prior Period Financial Statements

In fiscal 2013, the Company restated its previously reported consolidated financial statements for the year ended April 28, 2012, including the opening stockholders’ equity balance, in order to correct certain previously reported amounts. These restated amounts resulted in a reduction of $6,700 (net of tax $4,027) in costs of sales and occupancy during fiscal 2012 and increased fiscal 2012 opening retained earnings by $100,587. In fiscal 2013, management determined that the Company had incorrectly overstated certain accruals for the periods prior to April 27, 2013, as a result of inadequate controls over its distribution center accrual reconciliation process. In addition, in reviewing the Company’s components of deferred income tax assets and liabilities, management determined that a deferred income tax liability was related to a transaction in which gain was reported for both accounting and tax purposes prior to 2010. Accordingly, management concluded that this deferred income tax liability should be reversed. Also, in fiscal 2013, management determined that the Company had not accrued a tenant allowance related to one of its properties in fiscal 2012 and did not record the current portion of deferred rent and tenant allowances as current liabilities. The financial information included in the accompanying financial statements and notes thereto reflect the impact of the corrections described within.